                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/08

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN SENIOR LOAN FUND
PORTFOLIO OF INVESTMENTS - APRIL 30, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                                    STATED
(000)    BORROWER                                                     COUPON            MATURITY *             VALUE
------------------------------------------------------------------------------------------------------------------------
         VARIABLE RATE** SENIOR LOAN INTERESTS 125.8%
         AEROSPACE/DEFENSE 1.9%
$ 10,408 Alion Science and
            Technology Corp.,
            Term Loan .........................................         7.33%            02/06/13         $    8,586,763
   2,411 Apptis, Inc., Term Loan ..............................     5.95 to 6.12         12/20/12              2,049,724
   3,247 DeCrane Aircraft
            Holdings, Inc., Term
            Loan ..............................................         5.48             02/21/13              2,987,426
   9,596 IAP Worldwide
            Services, Inc., Term
            Loan ..............................................    9.00 to 14.50   12/30/12 to 06/30/13        7,662,734
   3,131 ILC Industries, Inc.,
            Term Loan .........................................         4.92             02/24/12              3,005,440
   3,555 Primus International,
            Inc., Term Loan ...................................         5.24             06/07/12              3,217,621
     891 Tri-Star Electronics
            International, Term
            Loan ..............................................     5.70 to 7.85         02/02/13                810,810
   4,079 Vangent, Inc., Term
            Loan ..............................................     4.93 to 5.35         02/14/13              3,722,451
     625 Wesco Aircraft
            Hardware Corp., Term
            Loan ..............................................         8.45             03/28/14                610,937
                                                                                                          --------------
                                                                                                              32,653,906
                                                                                                          --------------
         AUTOMOTIVE 3.7%
   1,631 Accuride Corp., Term
            Loan (a) ..........................................         6.23             01/31/12              1,582,400
   1,970 Acument Global
            Technologies, Inc.,
            Term Loan .........................................         6.20             08/11/13              1,832,100
     952 Affinia Group, Inc.,
            Term Loan .........................................         5.90             11/30/11                847,177
   3,000 Dana Corp., Term Loan ................................         6.75             01/31/15              2,905,314

  21,503 Ford Motor Co., Term
            Loan ..............................................         5.80             12/15/13             19,812,993
   2,268 Heartland Automotive
            Holdings, Inc., Term
            Loan (b) ..........................................         7.75             02/27/12              1,587,931
   8,876 MetoKote Corp., Term
            Loan ..............................................     5.70 to 7.00         11/27/11              7,944,255
   1,820 Navistar International
            Corp., Revolving
            Credit Agreement ..................................     5.90 to 6.15         01/19/12              1,705,113
   5,005 Navistar International
            Corp., Term Loan ..................................     6.15 to 6.29         01/19/12              4,689,059
     500 Performance
            Transportation
            Services, Inc.,
            Revolving Credit
            Agreement (b) .....................................        10.32             01/26/12                412,754
     344 Performance
            Transportation
            Services, Inc., Term
            Loan (b) ..........................................         9.25             01/26/12                283,435
   6,947 Polypore, Inc., Term
            Loan ..............................................         5.11             07/03/14              6,634,862
   1,451 Precision Partners, Inc.,
            Term Loan .........................................         9.20             10/27/13              1,276,896
   6,752 Sensata Technologies,
            Inc., Term Loan ...................................     4.65 to 4.66         04/27/13              6,166,643
   6,082 Veyance Technologies,
            Inc., Term Loan ...................................     5.37 to 5.40         07/31/14              5,040,843
                                                                                                          --------------
                                                                                                              62,721,775
                                                                                                          --------------
         BANKING 0.7%
  13,096 Dollar Financial Corp.,
            Term Loan .........................................     5.45 to 5.70         10/30/12             11,524,530
                                                                                                          --------------
         BEVERAGE, FOOD & TOBACCO 8.4%
  10,768 Acosta, Inc.,
            Term Loan .........................................         5.12             07/28/13             10,270,162
   3,240 BE Foods Investments,
            Inc., Term Loan (c) ...............................         7.97             07/11/12              2,705,188
   4,885 Birds Eye Foods,
            Inc., Term Loan ...................................         4.45             03/22/13              4,665,288

  10,580 Coleman Natural Foods,
            LLC, Term Loan ....................................         8.50             08/22/12              9,116,131
   3,550 Coleman Natural Foods,
            LLC, Term Loan (c) ................................         13.50            08/22/13              2,337,325
   7,450 Culligan International
            Co., Term Loan ....................................     4.95 to 5.13         11/24/12              5,531,613
   4,925 DCI Cheese Co., Term
            Loan ..............................................         5.95             08/07/13              4,457,125
  35,206 Dole Food Co., Inc.,
            Term Loan .........................................     4.71 to 6.00         04/12/13             32,895,280
   7,780 DS Waters of America,
            Inc., Term Loan ...................................         5.11             10/25/12              7,235,531
   4,050 DSW Holdings, Inc.,
            Term Loan .........................................         6.71             03/07/12              3,731,063
   8,316 Farley's & Sathers
            Candy Co., Inc., Term
            Loan ..............................................    6.44 to 12.91   06/15/10 to 03/24/11        7,900,321
   5,560 FSB Holdings, Inc.,
            Term Loan .........................................     4.94 to 8.44   09/29/13 to 03/29/14        5,115,200
   7,444 LJVH Holdings, Inc.,
            (Canada) Term Loan ................................         5.20             07/19/14              7,043,648
   5,726 Michelina's, Inc., Term
            Loan ..............................................     6.00 to 6.13         04/02/11              5,496,481
   5,688 OSI Group, LLC, Term
            Loan ..............................................         4.67             09/02/11              5,005,181
   7,994 PBM Products, LLC,
            Term Loan .........................................         5.37             09/29/12              7,374,067
   6,891 Pierre Foods, Inc., Term
            Loan ..............................................         6.97             06/30/10              4,272,446
  19,507 Pinnacle Foods Finance,
            LLC, Term Loan ....................................     5.42 to 5.45         04/02/14             18,247,139
     280 Pinnacle Foods Finance,
            LLC, Revolving Credit
            Agreement .........................................         6.75             04/02/13                231,000
     894 Smart Balance, Inc.,
            Term Loan .........................................         5.67             05/18/14                854,173
                                                                                                          --------------
                                                                                                             144,484,362
                                                                                                          --------------

         BROADCASTING - CABLE 4.9%
   3,720 Cequel
            Communications,
            LLC, Term Loan ....................................    4.73 to 6.00          11/05/13              3,401,072
  68,356 Charter
            Communications
            Operating, LLC, Term
            Loan ..............................................    4.89 to 5.17    03/06/14 to 09/06/14       59,745,559
     746 CW Media Holdings,
            Inc.,(Canada) Term
            Loan ..............................................         5.95             02/15/15                723,862
   6,508 Knology, Inc., Term
            Loan ..............................................         4.93             06/30/12              5,955,164
   9,010 MCC Iowa, LLC, Term
            Loan ..............................................    4.21 to 4.65    03/31/10 to 01/31/15        8,204,129
   1,580 Mediacom Illinois, LLC,
            Term Loan .........................................    4.46 to 4.65          01/31/15              1,428,913
   4,963 RCN Corp., Term Loan .................................         5.00             05/25/14              4,342,187
                                                                                                          --------------
                                                                                                              83,800,886
                                                                                                          --------------
         BROADCASTING - DIVERSIFIED 1.0%
   8,700 Alpha Topco, Ltd.,
            (United Kingdom)
            Term Loan (a) .....................................    7.09 to 8.22    12/31/13 to 06/30/14        8,013,627
   5,882 Cumulus Media, Inc.,
            Term Loan .........................................    4.47 to 4.61          06/11/14              5,069,773
   4,321 NEP II, Inc., Term Loan ..............................         4.95             02/16/14              3,923,525
                                                                                                          --------------
                                                                                                              17,006,925
                                                                                                          --------------
         BROADCASTING - RADIO 2.4%
   5,000 Citadel Broadcasting
            Corp., Term Loan ..................................    4.31 to 4.50          06/12/14              4,312,500
   7,825 CMP KC, LLC, Term
            Loan ..............................................         6.75             05/03/11              6,064,658
  12,902 CMP Susquehanna
            Corp., Term Loan ..................................    4.76 to 4.93          05/05/13             10,106,231

   4,129 Emmis Operating Co.,
            Term Loan .........................................         4.67             11/01/13              3,595,949
   1,176 LBI Media, Inc., Term
            Loan ..............................................         4.36             03/31/12              1,058,400
   4,022 Multicultural Radio
            Broadcasting, Inc.,
            Term Loan .........................................    5.75 to 8.75    12/18/12 to 06/18/13        3,790,828
   4,378 NextMedia Operating,
            Inc., Term Loan ...................................    6.72 to 10.86   11/15/12 to 11/15/13        3,710,073
   2,222 Regent Broadcasting,
            LLC, Term Loan ....................................         4.95             11/21/13              1,938,586
   7,368 Spanish Broadcasting
            System, Inc., Term
            Loan ..............................................         4.45             06/11/12              6,225,699
                                                                                                          --------------
                                                                                                              40,802,924
                                                                                                          --------------
         BROADCASTING - TELEVISION 4.2%
     973 Barrington
            Broadcasting, LLC,
            Term Loan .........................................    4.95 to 5.32          08/12/13                923,905
   4,146 NV Broadcasting, LLC,
            Term Loan .........................................         6.08             11/01/13              3,627,604
   2,421 Sunshine Acquisition,
            Ltd., Term Loan ...................................         5.07             03/20/12              2,191,264
  75,000 Univision
            Communications, Inc.,
            Term Loan .........................................    5.11 to 5.36    03/29/09 to 09/29/14       64,521,390
                                                                                                          --------------
                                                                                                              71,264,163
                                                                                                          --------------
         BUILDINGS & REAL ESTATE 2.9%
   2,421 California Coastal
            Communities, Inc.,
            Term Loan .........................................         5.50             09/15/11              2,323,968
   2,500 El Ad IDB Las Vegas,
            LLC, Term Loan ....................................         5.47             08/10/08              2,362,500
   9,880 Ginn LA CS Borrower,
            LLC, Term Loan ....................................    6.10 to 6.20          06/08/11              7,278,270
   4,000 Ginn LA CS Borrower,
            LLC, Term Loan (c) ................................         10.20            06/08/12              2,100,000
   3,649 Kuilima Resort Co.,
            Term Loan (d) .....................................         10.50            09/30/11              1,125,091

   9,800 Kyle Acquisition Group,
            LLC, Term Loan ....................................         6.00       07/20/09 to 07/20/11        4,214,000
     602 Lake at Las Vegas Joint
            Venture, LLC,
            Revolving Credit
            Agreement (c)(d) ..................................         14.10            06/20/12                191,088
   1,000 Lake at Las Vegas Joint
            Venture, LLC, Term
            Loan (e) ..........................................         10.00            03/17/08              1,000,000
   4,548 Lake at Las Vegas Joint
            Venture, LLC, Term
            Loan (c)(d) .......................................   14.10 to 15.30         06/20/12              1,444,115
   3,123 Landsource
            Communities
            Development, LLC,
            Term Loan .........................................         6.75             02/27/13              2,214,910
   2,816 LNR Property Corp.,
            Term Loan .........................................         6.36             07/12/11              2,357,521
   2,807 NLV Holdings, LLC,
            Term Loan .........................................    6.86 to 11.11   05/09/11 to 05/30/12        1,205,401
   4,950 Realogy Corp., Term
            Loan ..............................................    5.55 to 5.72          10/10/13              4,248,518
   1,192 Shea Capital I, LLC,
            Term Loan .........................................    4.87 to 5.50          10/27/11                947,468
   1,546 Shea Mountain House,
            LLC, Term Loan ....................................         4.86             05/11/11              1,190,482
   3,272 South Edge, LLC, Term
            Loan ..............................................    5.00 to 5.25    10/31/08 to 10/31/09        2,099,524
     360 Standard Pacific Corp.,
            Term Loan .........................................         4.82             05/05/13                283,200
   3,964 Tamarack Resort, LLC,
            Term Loan .........................................    5.95 to 9.25          05/19/11              2,854,080
   6,500 WCI Communities, Inc,
            Term Loan .........................................         7.98             12/23/10              5,692,915
   6,145 Yellowstone
            Development, LLC,
            Term Loan .........................................         5.24             09/30/10              5,131,292
                                                                                                          --------------
                                                                                                              50,264,343
                                                                                                          --------------

         BUSINESS EQUIPMENT & SERVICES 4.5%
   1,343 Audio Visual Services
            Corp., Term Loan ..................................         4.95             02/28/14              1,188,776
   1,238 BakerCorp, Term
            Loan ..............................................    5.15 to 5.32          05/08/14              1,141,594
   5,047 Cellnet Group, Inc.,
            Term Loan .........................................    6.00 to 6.25          07/22/11              4,528,536
   1,759 Contec, LLC, Term Loan ...............................         4.75             06/15/12              1,675,390
   5,474 Edwards, (Cayman
            Islands II) Ltd., Term
            Loan ..............................................    5.09 to 8.84    05/31/14 to 11/30/14        3,740,050
   4,109 First American Payment
            Systems, LP, Term
            Loan ..............................................    6.13 to 7.00          10/06/13              3,759,277
   1,788 GSI Holdings, LLC, Term
            Loan ..............................................         6.09             08/01/14              1,649,092
   4,963 HydroChem Industrial
            Services, Inc., Term
            Loan ..............................................    5.34 to 6.25          07/12/13              4,788,812
   2,176 Information Resources,
            Inc., Term Loan ...................................    4.49 to 4.84          05/16/14              1,843,987
   2,238 InfoUSA, Inc., Term
            Loan ..............................................         4.70             02/14/12              2,148,168
   7,336 KAR Holdings, Inc.,
            Term Loan .........................................         4.95             10/20/13              6,973,661
   2,930 Katun Corp., Term Loan ...............................         7.63             06/30/09              2,798,390
   7,596 NCO Financial Systems,
            Term Loan .........................................    6.95 to 7.35          05/15/13              7,114,482
   4,963 RGIS Services, LLC,
            Term Loan .........................................    5.20 to 5.40          04/30/14              4,301,867
   1,995 SMG Holdings, Inc.,
            Term Loan .........................................    5.63 to 6.24          07/27/14              1,865,302
  29,341 VNU, Inc., Term Loan .................................         5.10             08/09/13             27,824,954
                                                                                                          --------------
                                                                                                              77,342,338
                                                                                                          --------------
         CHEMICAL, PLASTICS & RUBBER 6.2%
     843 Arizona Chemical Co.,
            Term Loan .........................................    5.09 to 6.00          02/28/13                684,796
   2,004 Becker-Underwood,
            Inc., Term Loan ...................................    6.16 to 7.75    03/31/10 to 09/30/11        1,903,547

   2,300 Bond US Holdings, Inc.,
            Term Loan .........................................    5.47 to 5.85          07/10/14              1,897,500
  12,600 Brenntag Holdings
            GmbH & Co. KG,
            (Germany) Term
            Loan (a) ..........................................    5.79 to 7.79    01/17/14 to 07/17/15       11,552,750
     998 Cristal Inorganic
            Chemicals US, Inc.,
            Term Loan .........................................         4.95             05/15/14                868,448
   9,864 Ferro Corp., Term
            Loan ..............................................    4.70 to 4.71          06/06/12              9,124,397
   2,912 Fibervisions Delaware
            Corp., Term Loan ..................................         6.95             03/31/13              2,184,056
   1,536 Foamex LP, Term Loan .................................    5.96 to 7.25          02/12/13              1,271,429
  25,593 Hexion Specialty
            Chemicals, Inc., Term
            Loan ..............................................    4.94 to 5.00          05/05/13             24,193,023
  14,819 Huntsman International,
            LLC, Term Loan ....................................         4.64             04/19/14             14,381,391
   5,708 Ineos Holdings, Ltd.,
            (United Kingdom)
            Term Loan .........................................    4.89 to 5.39    12/16/13 to 12/23/14        5,338,921
   2,456 ISP Chemco, Inc., Term
            Loan ..............................................    4.25 to 4.63          06/04/14              2,328,125
   8,769 Kraton Polymers, LLC,
            Term Loan .........................................         4.75             05/12/13              7,333,018
   7,404 Lucite International
            Group Holdings, Ltd.,
            (United Kingdom)
            Term Loan .........................................     5.14 to 5.15         07/07/13              6,640,779
   2,544 MacDermid, Inc., Term
            Loan ..............................................         4.70             04/12/14              2,314,898
   2,900 OMNOVA Solutions,
            Inc., Term Loan ...................................    5.36 to 7.41          05/22/14              2,406,610
     898 Solutia, Inc., Term Loan .............................         8.50             02/28/14                881,292

   4,987 Univar, Inc., Term Loan ..............................         5.70             10/11/14              4,657,078
   4,328 Valley National Gases,
            Inc., Term Loan ...................................    4.95 to 5.11          02/28/14              3,862,428
   6,050 Wellman, Inc., Term
            Loan (b)(d) .......................................    7.24 to 9.99    02/10/09 to 02/10/10        3,010,166
                                                                                                          --------------
                                                                                                             106,834,652
                                                                                                          --------------
         CONSTRUCTION MATERIAL 1.9%
   7,840 AXIA, Inc., Term Loan ................................         9.00             12/21/12              5,880,000
   3,546 Beacon Sales
            Acquisition, Inc., Term
            Loan ..............................................    4.69 to 5.09          09/30/13              2,916,585
   3,000 Brand Services, Inc.,
            Term Loan .........................................    8.94 to 9.13          02/07/15              2,430,000
  12,460 Building Materials Corp.
            of America, Term
            Loan (a) ..........................................    5.69 to 8.69    03/15/14 to 09/15/14       10,461,841
   5,425 Building Materials
            Holdings Corp., Term
            Loan ..............................................    7.20 to 7.50          11/10/11              3,905,842
   4,893 Contech Construction
            Products, Inc., Term
            Loan ..............................................    4.75 to 4.87          01/31/13              4,250,558
   1,500 Custom Building
            Products, Inc., Term
            Loan ..............................................         9.72             04/29/12              1,215,000
   1,996 Panolam Industries
            International, Inc.
            Term Loan .........................................         5.45             09/30/12              1,656,299
                                                                                                          --------------
                                                                                                              32,716,125
                                                                                                          --------------
         CONTAINERS, PACKAGING & GLASS 3.6%
   2,494 Berlin Packaging, LLC,
            Term Loan .........................................    5.80 to 5.96          08/17/14              2,344,125
   7,479 Berry Plastics Group,
            Inc., Term Loan (a)(c) ............................         5.10             04/03/15              6,808,652
   9,387 Consolidated Container
            Co., LLC, Term Loan ...............................    5.11 to 8.59    03/28/14 to 09/28/14        6,545,936
     100 Fleming Packaging
            Corp., Revolving
            Credit
            Agreement (b)(d)(f) ...............................        10.75             03/31/03                      0
     871 Fleming Packaging
            Corp., Term
            Loan (b)(d)(f) ....................................        10.75             08/31/04                      0

   3,622 Graham Packaging Co.,
           Term Loan ..........................................    4.88 to 5.25          10/07/11              3,441,505
   9,095 Graphic Packaging
            International Corp.,
            Term Loan .........................................    4.70 to 4.92          05/16/14              8,679,210
     780 Kranson Industries, Inc.,
            Revolving Credit
            Agreement .........................................         8.15             07/31/13                703,585
  13,378 Kranson Industries, Inc.,
            Term Loan .........................................    4.91 to 6.75          07/31/13             12,441,227
   5,900 Packaging Dynamics,
            Term Loan .........................................         4.70             06/09/13              4,778,949
   4,045 Pertus Sechzehnte
            GmbH, (Germany)
            Term Loan .........................................    5.24 to 5.49    06/13/15 to 06/13/16        3,155,081
   4,789 Smurfit-Stone Container
            Corp., Revolving
            Credit Agreement ..................................        5.00              11/01/09              4,400,353
   5,625 Tegrant Holding Corp.,
            Term Loan .........................................    5.43 to 8.18    03/08/14 to 03/08/15        3,866,062
   5,496 Unifrax Corp., Term
            Loan ..............................................        5.13              05/02/13              5,139,029
                                                                                                          --------------
                                                                                                              62,303,714
                                                                                                          --------------
         DIVERSIFIED MANUFACTURING 1.6%
   1,760 Arnold Magnectic
            Technologies Corp.,
            Term Loan .........................................    6.36 to 8.50    03/06/11 to 03/06/12        1,659,656
   3,500 Euramax International,
            Inc., Term Loan ...................................   10.73 to 10.98         06/29/13              2,410,625
   3,418 Jason, Inc., Term Loan ...............................         5.22             04/30/10              3,024,751
  12,047 Mueller Water Products,
            Inc., Term Loan ...................................    4.45 to 4.65          05/24/14             11,248,734
   6,208 MW Industries, Inc.,
            Term Loan .........................................    5.87 to 5.89          11/01/13              5,602,786
   2,229 Wire Rope Corp. of
            America, Inc., Term
            Loan ..............................................         4.95             02/08/14              2,062,221
   1,990 X-rite, Inc., Term Loan ..............................    8.19 to 9.50          10/24/12              1,741,250
                                                                                                          --------------
                                                                                                              27,750,023
                                                                                                          --------------

         DURABLE CONSUMER PRODUCTS 0.2%
   3,189 Brown Jordan
            International, Inc.,
            Term Loan .........................................    6.71 to 8.00          04/30/12              2,965,935
                                                                                                          --------------
         ECOLOGICAL 0.5%
     980 Energy Solutions, LLC,
            Term Loan .........................................         5.05             05/28/13                943,713
   1,162 Environmental Systems
            Products Holdings,
            Term Loan .........................................    9.69 to 9.70          09/12/12              1,144,653
   3,035 LVI Services, Inc., Term
            Loan ..............................................    7.20 to 7.40          11/16/11              2,716,492
   1,350 Synagro Technologies,
            Inc., Term Loan ...................................    5.07 to 7.82    04/02/14 to 10/02/14          965,250
   2,729 Waste Services, Inc.,
            Term Loan .........................................         5.15             03/31/11              2,708,566
                                                                                                          --------------
                                                                                                               8,478,674
                                                                                                          --------------
         EDUCATION & CHILD CARE 2.7%
  24,875 Cengage Learning
            Holdings II, LP, Term
            Loan ..............................................    5.20 to 5.36          07/05/14             23,123,377
   3,249 Educate, Inc., Term
            Loan ..............................................    4.95 to 7.95    06/14/13 to 06/14/14        2,935,400
   9,498 Education Management,
            LLC, Term Loan ....................................         4.50             06/01/13              8,495,171
  12,438 Nelson Education, Ltd.,
            (Canada) Term Loan ................................         5.20             07/05/14             11,007,188
                                                                                                          --------------
                                                                                                              45,561,136
                                                                                                          --------------
         ELECTRONICS 3.1%
   5,000 CommScope, Inc., Term
            Loan ..............................................         5.20             12/27/14              4,781,250
  11,973 Dealer Computer
            Services, Inc., Term
            Loan ..............................................    4.89 to 8.39    10/26/12 to 10/26/13       11,423,980
   1,478 Deutsche Connector
            Group, (France) Term
            Loan ..............................................    7.40 to 7.65    06/22/14 to 06/22/15        1,308,978

     815 H3C Holdings, Ltd.,
            (Cayman Islands)
            Term Loan .........................................         5.63             09/28/12                696,825
   4,925 Infor Enterprise
            Solutions Holdings,
            Inc., Term Loan ...................................         6.45             07/28/12              4,093,906
   3,687 Intergraph Corp., Term
            Loan ..............................................    4.89 to 5.09          05/29/14              3,487,088
   7,390 Kronos, Inc., Term Loan ..............................         4.95             06/11/14              6,734,300
   2,758 Network Solutions, LLC,
            Term Loan .........................................    5.20 to 5.37          03/07/14              2,303,108
   2,469 Nuance
            Communications, Inc.,
            Term Loan .........................................         5.37             03/31/13              2,312,176
   1,346 ON Semiconductor
            Corp., Term Loan ..................................         4.45             09/03/13              1,245,054
  13,508 Open Solutions, Inc.,
            Term Loan .........................................         5.19             01/23/14             11,237,318
     394 Stratus Technologies,
            Inc., Term Loan ...................................         6.45             03/29/11                330,960
     224 Sungard Data Systems,
            Inc., Revolving Credit
            Agreement .........................................         4.72             08/11/11                204,306
   3,396 Verint Systems, Inc.,
            Term Loan .........................................         6.24             05/25/14              3,005,268
                                                                                                          --------------
                                                                                                              53,164,517
                                                                                                          --------------
         ENTERTAINMENT & LEISURE 5.8%
   7,377 Bombardier Capital, Inc.,
            Term Loan .........................................         5.32             06/28/13              6,553,424
   7,469 Cedar Fair, LP, Term
            Loan ..............................................    4.86 to 6.00          08/30/12              7,122,467
   5,410 Cinemark USA, Inc.,
            Term Loan .........................................    4.46 to 4.82          10/05/13              5,171,262
   8,756 Fender Musical
            Instruments Corp.,
            Term Loan .........................................    6.97 to 7.16          06/09/14              7,267,480

   2,222 Gibson Guitar Corp.,
            Term Loan .........................................         5.20             12/29/13              2,066,344
   4,000 Hicks Sports Group,
            LLC, Term Loan ....................................         5.44             12/22/10              3,520,000
  54,110 Metro-Goldwyn-Mayer
            Studios, Inc., Term
            Loan ..............................................         5.95             04/08/12             43,473,925
   1,954 Mets, LP, Term Loan ..................................         4.90             07/25/10              1,817,486
   5,685 Panavision, Inc., Term
            Loan ..............................................    6.40 to 8.36          03/30/11              4,803,540
   3,748 Playcore Holdings, Inc.,
            Term Loan .........................................    5.20 to 6.50          02/21/14              3,279,737
   5,972 Regal Cinemas, Inc.,
            Term Loan .........................................         4.20             10/27/13              5,684,715
     500 True Temper Sports,
            Inc., Revolving Credit
            Agreement .........................................         5.97             03/15/09                440,000
  10,255 True Temper Sports,
            Inc., Term Loan ...................................    5.97 to 8.42    03/15/11 to 06/30/11        8,945,960
                                                                                                          --------------
                                                                                                             100,146,340
                                                                                                          --------------
         FARMING & AGRICULTURE 0.1%
   2,000 WM. Bolthouse Farms,
            Inc., Term Loan ...................................         8.20             12/16/13              1,860,000
                                                                                                          --------------
         FINANCE 4.9%
   3,458 DCS Business Services,
            Inc., Term Loan ...................................    8.61 to 11.36   02/04/11 to 08/04/11        3,002,920
  27,915 First Data Corp., Term
            Loan ..............................................    5.35 to 5.65          09/24/14             26,306,768
   3,805 Grosvenor Capital
            Management
            Holdings, LLP, Term
            Loan ..............................................    4.71 to 5.06          12/05/13              3,653,010
  10,378 iPayment, Inc., Term
            Loan ..............................................    4.70 to 4.72          05/10/13              8,614,068
   8,393 LPL Holdings, Inc.,
            Term Loan .........................................         4.70             06/28/13              7,826,435
   3,500 Metavante Corp., Term
            Loan ..............................................         4.99             11/01/14              3,310,416

   8,535 National Processing Co.
            Group, Term Loan ..................................    5.70 to 9.20    09/29/12 to 09/29/14        6,901,950
   3,333 Nuveen Investments,
            Inc., Term Loan ...................................    5.70 to 5.89          11/13/14              3,183,853
  10,061 Oxford Acquisition III,
            Ltd., (United Kingdom)
            Term Loan .........................................         4.67             05/11/14              8,463,422
   7,475 RJO Holdings Corp.,
            Term Loan .........................................    5.89 to 9.62    07/12/14 to 07/12/15        5,208,125
  10,147 Transfirst Holdings, Inc.,
            Term Loan .........................................    5.45 to 8.70    06/15/14 to 06/15/15        7,958,393
                                                                                                          --------------
                                                                                                              84,429,360
                                                                                                          --------------
         GROCERY 0.1%
   2,054 Roundy's Supermarkets,
            Inc., Term Loan ...................................         5.47             11/03/11              1,928,935
                                                                                                          --------------
         HEALTH & BEAUTY 1.1%
   5,725 American Safety Razor
            Co., Term Loan ....................................    5.13 to 9.14    07/31/13 to 01/30/14        5,235,109
   1,186 Bare Escentuals Beauty,
            Inc., Term Loan ...................................         4.97             02/18/12              1,149,940
  10,119 Marietta Intermediate
            Holdings Corp., Term
            Loan (c) ..........................................    7.72 to 12.18   12/17/10 to 12/17/11        7,400,021
   5,637 Philosophy, Inc., Term
            Loan ..............................................    4.87 to 4.90          03/16/14              4,650,157
                                                                                                          --------------
                                                                                                              18,435,227
                                                                                                          --------------
         HEALTHCARE 8.2%
   7,953 American Medical
            Systems, Inc., Term
            Loan ..............................................         5.38             07/20/12              7,535,870
     286 Catalent Pharma Solutions, Inc.,
            Revolving Credit
            Agreement .........................................    4.97 to 5.14          04/10/14                228,571
   7,444 Catalent Pharma Solutions, Inc.,
            Term Loan .........................................         4.95             04/10/14              6,643,547

  14,764 Community Health
            Systems, Inc., Term
            Loan ..............................................         5.34             07/25/14             14,164,793
   2,233 Concentra Inc., Term
            Loan ..............................................         4.95             06/25/14              2,007,021
   5,010 CRC Health Group, Inc.,
            Term Loan .........................................         4.92             02/06/13              4,584,065
   7,070 DSI Renal, Inc., Term
            Loan ..............................................         5.00             03/31/13              6,204,037
     853 Emdeon Business
            Services, LLC, Term
            Loan ..............................................         4.70             11/16/13                805,541
     696 Genoa Healthcare
            Group, LLC, Term
            Loan ..............................................    5.90 to 7.00          08/10/12                666,056
     362 Golden Living, Term
            Loan ..............................................         5.61             03/14/11                337,379
   8,188 Harlan Sprague Dawley,
            Inc., Term Loan ...................................    5.22 to 6.50          07/11/14              7,717,147
   3,723 HCA, Inc., Term Loan .................................    4.70 to 4.95    11/17/12 to 11/17/13        3,523,227
   7,428 HCR Healthcare, LLC, Term
            Loan ..............................................         5.64             11/09/14              6,814,895
  15,452 Health Management
            Associates, Inc., Term
            Loan ..............................................         4.45             02/28/14             14,298,532
   5,958 Iasis Healthcare, LLC,
            Term Loan .........................................    4.86 to 6.63          03/15/14              5,709,867
  10,917 Inverness Medical
            Innovations, Inc.,
            Term Loan .........................................         4.67             06/26/14             10,135,075
   1,925 Matria Healthcare, Inc.,
            Term Loan .........................................    4.70 to 5.08          01/19/12              1,877,019
  19,026 Multiplan, Inc., Term
            Loan ..............................................         5.38             04/12/13             17,973,751
   1,333 Select Medical Corp.,
            Revolving Credit
            Agreement .........................................    2.00 to 5.66          02/24/11              1,133,333
   2,412 Sterigenics International,
            Inc., Term Loan ...................................         5.05             11/21/13              2,134,860

   2,428 Sun Healthcare Group,
            Inc., Term Loan ...................................    4.60 to 5.08          04/12/14              2,228,011
     336 Surgical Care Affiliates,
            LLC., Revolving Credit
            Agreement .........................................         4.95             06/29/13                265,440
  11,910 Surgical Care Affiliates,
            LLC, Term Loan ....................................         4.95             12/29/14             10,361,700
  10,713 United Surgical Partners
            International, Inc.,
            Term Loan .........................................    4.62 to 6.79          04/19/14              9,855,564
   4,466 Viant Holdings, Inc.,
            Term Loan .........................................         4.95             06/25/14              3,796,313
                                                                                                          --------------
                                                                                                             141,001,614
                                                                                                          --------------
         HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
         CONSUMER PRODUCTS 1.1%
   9,902 Generation Brands,
            LLC, Term Loan ....................................    5.13 to 10.97   12/20/12 to 06/20/13        6,534,226
   1,719 Hunter Fan Co.,
            Revolving Credit
            Agreement .........................................    4.72 to 6.50          04/16/13              1,357,812
   2,207 Hunter Fan Co., Term
            Loan ..............................................    5.57 to 9.82    04/16/14 to 10/16/14        1,684,797
     495 Lenox, Inc., Term Loan ...............................    7.20 to 7.41           04/20/13               376,200
   2,327 Mattress Holdings
            Corp., Inc., Term
            Loan ..............................................         5.15             01/18/14              1,616,948
   7,400 National Bedding Co.,
            LLC, Term Loan ....................................         7.70             08/31/12              5,254,000
   1,375 Sealy Mattress Co.,
            Revolving Credit
            Agreement .........................................    4.35 to 4.83          04/06/10              1,251,250
                                                                                                          --------------
                                                                                                              18,075,233
                                                                                                          --------------
         HOTELS, MOTELS, INNS & GAMING 9.2%
   7,610 BLB Worldwide
            Holdings, Inc., Term
            Loan ..............................................     5.44 to 7.19   08/23/11 to 07/18/12        4,792,883

   9,671 Cannery Casino
            Resorts, LLC, Term
            Loan ..............................................    4.92 to 5.40          05/18/13              9,150,871
   3,905 Golden Nugget, Inc.,
            Term Loan .........................................         4.43             06/30/14              3,212,740
   8,937 Greektown Casino, LLC,
            Term Loan .........................................    5.44 to 5.50          12/03/12              7,797,656
  14,810 Green Valley Ranch
            Gaming, LLC, Term
            Loan ..............................................    4.67 to 5.09          02/16/14             11,922,324
   4,303 Greenwood Racing,
            Inc., Term Loan ...................................         5.12             11/28/11              3,915,775
  45,000 Harrah's Operating Co.,
            Inc., Bridge Loan .................................         8.25       01/28/16 to 01/28/18       38,137,500
   7,947 Isle of Capri Casinos,
            Inc., Term Loan ...................................         4.45             07/26/14              7,033,147
  30,117 Las Vegas Sands,
            LLC/Venetian Casino,
            Term Loan .........................................         4.45             05/23/14             27,731,805
   3,700 Magnolia Hill, LLC,
            Term Loan .........................................         6.12             10/30/13              3,478,000
  20,956 New World Gaming
            Partners Holdings,
            Term Loan .........................................         5.19       11/14/13 to 09/30/14       17,865,203
     640 Scientific Games Corp.,
            Revolving Credit
            Agreement .........................................    4.71 to 4.72          12/23/09                611,200
  10,700 Venetian Macau, Ltd.,
            Term Loan .........................................         4.95       05/25/12 to 05/26/13       10,225,862
  12,029 Yonkers Racing Corp.,
            Term Loan .........................................         8.94             08/12/11             11,126,752
                                                                                                          --------------
                                                                                                             157,001,718
                                                                                                          --------------
         INSURANCE 3.7%
   5,638 Alliant Holdings I,
            Inc.,Term Loan ....................................         5.70             11/01/14              5,300,033

   9,925 AmWins Group, Inc.,
            Term Loan .........................................    5.23 to 5.60          06/08/13              7,791,125
     655 Applied Systems, Inc.,
            Term Loan .........................................    5.20 to 5.41          09/26/13                609,030
   2,383 Audatex North America,
            Inc., Term Loan ...................................         4.88             05/16/14              2,204,398
   3,077 Conseco, Inc., Term
            Loan ..............................................         4.86             10/10/13              2,358,771
  10,012 HMSC Holdings Corp.,
            Term Loan .........................................    4.97 to 8.22    04/03/14 to 10/03/14        6,711,187
   5,481 Hub International
            Holdings, Inc., Term
            Loan ..............................................         5.20             06/13/14              4,939,931
   8,032 Mitchell International,
            Inc., Term Loan ...................................    4.67 to 7.94    03/28/14 to 03/28/15        7,672,788
   4,667 USI Holdings Corp.,
            Revolving Credit
            Agreement .........................................         5.37             05/05/13              4,033,750
  13,233 USI Holdings Corp.,
            Term Loan .........................................         5.45             05/05/14             12,439,333
  10,005 Vertafore, Inc., Term
            Loan ..............................................    5.59 to 9.09    01/31/12 to 01/31/13        8,977,225
                                                                                                          --------------
                                                                                                              63,037,571
                                                                                                          --------------
         MACHINERY 0.5%
   2,000 Goodman Global, Inc.,
            Term Loan .........................................         7.50             02/13/14              1,984,376
   2,985 Mold-Masters
            Luxembourg Holdings
            S.A., Term Loan ...................................         6.25             10/11/14              2,783,513
   3,720 Stolle Machinery Co.,
            LLC, Term Loan ....................................    7.00 to 9.40    09/29/12 to 09/29/13        3,460,700
                                                                                                          --------------
                                                                                                               8,228,589
                                                                                                          --------------
         MEDICAL PRODUCTS & SERVICES 1.8%
   3,482 Accellent, Inc., Term
            Loan ..............................................         5.84             11/22/12              3,024,883
   4,208 Advanced Medical
            Optics, Inc., Term
            Loan ..............................................    4.45 to 6.65          04/02/14              3,912,975

   8,780 AGA Medical Corp.,
            Term Loan .........................................        4.73              04/28/13              7,989,456
   8,880 Carestream Health, Inc.,
            Term Loan (a) .....................................    4.70 to 4.90          04/30/13              7,570,388
   8,500 VWR Funding, Inc.,
            Term Loan .........................................        5.20              06/29/14              7,947,500
                                                                                                          --------------
                                                                                                              30,445,202
                                                                                                          --------------
         MINING, STEEL, IRON & NON-PRECIOUS METALS 0.2%
     777 John Maneely Co., Term
            Loan ..............................................    5.97 to 6.35          12/08/13                701,840
   3,308 Novelis Corp., Term
            Loan ..............................................        4.70              07/06/14              3,151,188
                                                                                                          --------------
                                                                                                               3,853,028
                                                                                                          --------------
         NATURAL RESOURCES 1.1%
     255 Boston Generating,
            LLC, Revolving Credit
            Agreement (a) .....................................         5.07             12/20/13                237,023
   4,976 Boston Generating,
            LLC, Term Loan (a) ................................    4.95 to 7.08          12/20/13              4,624,914
   2,053 CDX Funding, LLC,
            Term Loan .........................................         8.95             03/31/13              1,632,400
   2,946 Dresser, Inc., Term
            Loan ..............................................    5.11 to 5.32          05/04/14              2,848,136
  10,460 Western Refining, Inc.,
            Term Loan .........................................         4.65             05/30/14              9,309,172
                                                                                                          --------------
                                                                                                              18,651,645
                                                                                                          --------------
         NON-DURABLE CONSUMER PRODUCTS 3.0%
   4,059 Amscan Holdings, Inc.,
            Term Loan .........................................    4.86 to 5.34          05/25/13              3,470,445
   7,310 Easton-Bell Sports, Inc.,
            Term Loan .........................................    4.64 to 4.65          03/16/12              6,450,777
  11,033 Huish Detergents, Inc.,
            Term Loan .........................................    4.45 to 6.95    04/26/14 to 10/26/14        9,427,085
   8,720 JohnsonDiversey, Inc.,
            Term Loan .........................................        5.11        12/16/10 to 12/16/11        8,295,259
   8,776 KIK Custom Products,
            Inc., Term Loan ...................................    5.17 to 7.92    05/31/14 to 11/30/14        4,998,322

   1,167 Mega Brands, Inc.,
            (Canada) Term Loan ................................         8.25             07/26/12              1,050,300
     651 Spectrum Brands, Inc.,
            Revolving Credit
            Agreement .........................................         6.71             03/30/13                596,689
  12,896 Spectrum Brands, Inc.,
            Term Loan .........................................         7.10             03/30/13             11,816,131
   1,800 Targus Group
            International, Inc.,
            Term Loan .........................................        13.35             05/22/13              1,408,500
   4,155 Yankee Candle Co.,
            Inc., Term Loan ...................................    4.61 to 4.90          02/06/14              3,793,252
                                                                                                          --------------
                                                                                                              51,306,760
                                                                                                          --------------
         PAPER & FOREST PRODUCTS 0.7%
   2,400 Ainsworth Lumber Co.,
            Ltd., Term Loan (a) ...............................         5.94             06/26/14              1,855,999
   2,049 Tidi Products, LLC,
            Term Loan .........................................    5.70 to 7.20          12/31/11              1,849,319
     833 Verso Paper Holdings,
            LLC, Term Loan ....................................         9.08             08/01/14                714,576
   7,262 White Birch Paper Co.,
            (Canada) Term Loan ................................         5.45             05/08/14              5,453,621
   3,052 Xerium Technologies,
            Inc., Term Loan ...................................         5.45             05/18/12              2,472,120
                                                                                                          --------------
                                                                                                              12,345,635
                                                                                                          --------------
         PERSONAL & MISCELLANEOUS SERVICES 0.6%
   5,181 Affinion Group, Inc.,
            Term Loan (a) .....................................    5.40 to 5.57          10/17/12              4,895,952
   1,564 Omniflight Helicopters,
            Inc., Term Loan ...................................    5.86 to 7.50    06/30/11 to 09/30/12        1,454,806
   3,899 Sedgwick CMS
            Holdings, Inc., Term
            Loan ..............................................         4.95             01/31/13              3,533,584
                                                                                                          --------------
                                                                                                               9,884,342
                                                                                                          --------------
         PHARMACEUTICALS 0.2%
   4,489 Generics International,
            Inc., Term Loan ...................................         6.20             10/31/14              4,297,978
                                                                                                          --------------

         PRINTING & PUBLISHING 14.4%
   4,963 Advanstar
            Communications, Inc.,
            Term Loan .........................................         4.92             05/31/14              3,808,719
   3,300 American Media
            Operations, Inc., Term
            Loan ..............................................    6.34 to 8.16          01/31/13              3,023,625
   1,693 Ascend Media Holdings,
            LLC, Term Loan ....................................    6.70 to 7.06          01/31/12                888,783
   1,934 Black Press Group, Ltd.,
            (Canada) Term Loan ................................         5.09             08/02/13              1,769,254
   5,342 Canon Communications,
            LLC, Term Loan ....................................         5.86             05/31/11              5,128,771
   2,049 Caribe Information
            Investment, Inc., Term
            Loan ..............................................    4.96 to 5.12          03/31/13              1,844,199
  10,519 Cygnus Business
            Media, Inc., Term
            Loan ..............................................    6.99 to 8.36          07/13/09              9,992,575
     997 DRI Holdings, Inc.,
            Term Loan .........................................         5.70             07/03/14                887,081
  13,946 Endurance Business
            Media, Inc., Term
            Loan ..............................................    5.62 to 10.12   07/26/13 to 01/26/14       11,515,607
   5,586 FSC Acquisition, LLC,
            Term Loan .........................................    4.94 to 4.96          03/08/14              4,224,158
   8,130 F&W Publications, Inc.,
            Term Loan .........................................    5.42 to 6.85    02/05/13 to 08/05/13        5,928,978
   2,153 Gatehouse Media, Inc.,
            Revolving Credit
            Agreement .........................................    4.72 to 6.00          02/28/14              1,463,700
  12,375 Gatehouse Media, Inc.,
            Term Loan .........................................    4.72 to 5.09          08/28/14              8,391,797

   8,261 Haights Cross
            Operating Co., Term
            Loan ..............................................    6.57 to 7.57          08/20/08              8,013,316
   4,444 Idearc, Inc., Term Loan ..............................    4.70 to 4.86          11/17/14              3,677,203
   1,555 Intermedia Outdoor,
            Inc., Term Loan ...................................         5.70             01/31/13              1,360,898
   1,601 Knowledgepoint360
            Group, LLC, Term
            Loan ..............................................    6.32 to 10.07   04/26/14 to 04/26/15        1,510,505
   2,500 Local Insight Regatta
            Holdings, Inc., Term
            Loan ..............................................         7.75             04/23/15              2,307,813
   2,290 MC Communications,
            LLC, Term Loan ....................................    5.37 to 5.58          12/31/10              1,374,152
  12,071 MediaNews Group, Inc.,
            Term Loan .........................................    4.63 to 5.13    12/30/10 to 08/02/13        9,511,648
  11,209 Merrill Communications,
            LLC, Term Loan ....................................    4.95 to 9.52    05/15/11 to 11/15/13        9,664,779
   3,980 Network
            Communications, Inc.,
            Term Loan .........................................    4.60 to 6.86          11/30/12              3,502,400
   7,413 Penton Media, Inc.,
            Term Loan .........................................    5.11 to 7.90    02/01/13 to 02/01/14        5,552,996
   3,345 Proquest CSA, LLC,
            Term Loan .........................................    5.14 to 5.69          02/09/14              3,153,055
   3,712 Questex Media Group,
            Inc., Term Loan ...................................    6.06 to 7.79          05/04/14              3,452,044
  12,969 Reader's Digest
            Association, Inc.,
            Term Loan .........................................    4.71 to 5.06          03/02/14             10,919,477
   6,973 R.H. Donnelley, Inc.,
            Term Loan .........................................    4.05 to 4.60          06/30/11              6,623,448
     793 SGS International, Inc.,
            Term Loan .........................................    5.20 to 7.22          12/30/11                733,771
   1,630 Source Media, Inc.,
            Term Loan .........................................         4.95             11/08/11              1,491,079
   1,493 Summit Business Media
            Intermediate, Term
            Loan ..............................................         5.62             07/06/14              1,291,013

   3,588 Thomas Nelson
            Publishers, Term
            Loan ..............................................    4.96 to 5.11          06/12/12              2,960,381
 126,217 Tribune Co., Bridge Loan .............................    5.54 to 7.54    05/19/14 to 12/20/15      101,293,583
  10,313 Yell Group, PLC,
            (United Kingdom)
            Term Loan .........................................    4.36 to 4.86    04/30/11 to 02/10/13        9,181,318
                                                                                                          --------------
                                                                                                             246,442,126
                                                                                                          --------------
         RESTAURANTS & FOOD SERVICE 2.5%
  11,337 Advantage Sales &
            Marketing, LLC, Term
            Loan ..............................................    4.70 to 4.73          03/29/13             10,713,648
   7,177 Arby's, LLC, Term
            Loan (a) ..........................................    4.95 to 5.15          07/25/12              6,798,333
   3,176 Center Cut Hospitality,
            Inc., Term Loan ...................................        5.58              07/06/14              2,667,840
   5,859 NPC International, Inc.,
            Term Loan .........................................    4.43 to 4.62          05/03/13              5,419,911
     558 OSI Restaurant
            Partners, LLC,
            Revolving Credit
            Agreement .........................................         4.92             06/14/13                486,661
   6,660 OSI Restaurant
            Partners, LLC, Term
            Loan ..............................................         5.00             06/14/13              5,813,760
   5,915 Sagittarius Restaurants,
            LLC, Term Loan ....................................         9.50             03/29/13              4,554,249
   2,871 Sbarro, Inc., Term Loan ..............................         7.41             01/31/14              2,368,575
   1,677 Volume Services
            America, Inc.,
            Revolving Credit
            Agreement .........................................    6.69 to 6.75          04/01/10              1,467,151
   3,880 Volume Services
            America, Inc., Term
            Loan ..............................................    6.57 to 6.75          10/01/10              3,395,000
                                                                                                          --------------
                                                                                                              43,685,128
                                                                                                          --------------
         RETAIL - OIL & GAS 0.2%
   3,777 The Pantry, Inc., Term
            Loan ..............................................         4.62             05/15/14              3,201,028
                                                                                                          --------------

         RETAIL - SPECIALTY 0.7%
  11,598 Nebraska Book Co.,
            Inc., Term Loan ...................................    5.13 to 5.20          03/04/11             10,670,565
     761 Visant Holding Corp.,
            Revolving Credit
            Agreement .........................................         5.75             10/04/10                730,435
                                                                                                          --------------
                                                                                                              11,401,000
                                                                                                          --------------
         RETAIL - STORES 3.5%
   5,911 Csk Auto, Inc., Term
            Loan ..............................................         9.75             06/29/12              5,881,008
  20,000 Dollar General Corp,
            Term Loan .........................................         5.65             07/06/14             18,703,120
   7,346 General Nutrition
            Centers, Inc., Term
            Loan ..............................................    4.94 to 4.95          09/16/13              6,533,349
   9,500 Guitar Center, Inc.,
            Term Loan .........................................         6.40             10/09/14              8,051,250
  13,117 Michael's Stores, Inc.,
            Term Loan .........................................    5.00 to 5.38          10/31/13             11,631,353
   5,089 Sally Holdings, Inc.,
            Term Loan .........................................         5.70             11/16/13              4,859,386
   4,323 Savers, Inc., Term Loan ..............................    5.48 to 5.50          08/11/12              4,063,698
                                                                                                          --------------
                                                                                                              59,723,164
                                                                                                          --------------
         TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS 1.0%
   3,996 Global Tel*Link Corp.,
            Term Loan .........................................    6.20 to 6.56          02/14/13              3,556,324
   1,364 Hargray Acquisition Co.,
            Term Loan .........................................         4.95             06/29/14              1,234,367
   3,077 NuVox Transition
            Subsidiary, LLC, Term
            Loan ..............................................         6.05             05/31/14              2,799,842
   5,699 Orius Corp., LLC, Term
            Loan (b)(d)(f) ....................................    8.50 to 9.00    01/23/09 to 01/23/10           77,500
   2,199 Paetec Holding Corp.,
            Term Loan .........................................         5.36             02/28/13              2,130,465
   8,102 Sorenson
            Communications, Inc.,
            Term Loan .........................................    5.20 to 9.70    02/16/14 to 04/27/14        7,793,751
                                                                                                          --------------
                                                                                                              17,592,249
                                                                                                          --------------

         TELECOMMUNICATIONS - LONG DISTANCE 0.3%
   2,314 Intelsat, Ltd., (Bermuda)
            Term Loan .........................................        5.20              02/01/14              2,312,550
   4,000 Level 3
            Communications, Inc.,
            Term Loan .........................................    4.96 to 4.97          03/13/14              3,714,000
                                                                                                          --------------
                                                                                                               6,026,550
                                                                                                          --------------
         TELECOMMUNICATIONS - WIRELESS 0.9%
   5,970 Alltel Communications,
            Inc., Term Loan (a) ...............................         5.47             05/16/15              5,497,791
  10,000 Asurion Corp., Term
            Loan (a) ..........................................         6.10             07/03/14              9,254,170
   1,330 MetroPCS Wireless,
            Inc., Term Loan ...................................    5.00 to 5.50          11/03/13              1,256,337
                                                                                                          --------------
                                                                                                              16,008,298
                                                                                                          --------------
         TEXTILES & LEATHER 1.4%
  10,916 Gold Toe Investment
            Corp., Term Loan ..................................    5.62 to 8.87    10/30/13 to 04/30/14        8,200,903
     855 HanesBrands, Inc.,
            Term Loan .........................................         4.59             09/05/12                813,471
   5,850 HBI Branded Apparel
            Ltd., Inc., Term Loan .............................         6.66             03/05/14              5,813,437
   4,300 Levi Strauss & Co.,
            Term Loan .........................................         4.99             03/27/14              3,712,332
   3,358 St. John Knits
            International, Inc.,
            Term Loan .........................................         5.90             03/21/12              3,089,085
   2,957 Varsity Brands, Inc.,
            Term Loan .........................................    5.69 to 7.63          02/22/14              2,794,706
                                                                                                          --------------
                                                                                                              24,423,934
                                                                                                          --------------
         TRANSPORTATION - CARGO 0.4%
     887 Cardinal Logistics
            Management, Inc.,
            Term Loan .........................................         6.61             09/23/13                780,120
   4,963 JHCI Acquisitions, Inc.,
            Term Loan .........................................         5.37             06/19/14              3,895,562

   1,637 Kenan Advantage
            Group, Inc., Term
            Loan ..............................................         6.20             12/16/11              1,530,332
                                                                                                          --------------
                                                                                                               6,206,014
                                                                                                          --------------
         TRANSPORTATION - PERSONAL 0.3%
   7,178 Coach America
            Holdings, Inc., Term
            Loan ..............................................    5.45 to 9.16     04/20/14 to 10/20/14       4,201,689
     495 US Airways Group, Inc.,
            Term Loan .........................................         5.39             03/24/14                369,806
                                                                                                          --------------
                                                                                                               4,571,495
                                                                                                          --------------
         TRANSPORTATION - RAIL MANUFACTURING 0.3%
   5,384 Helm Holding Corp.,
            Term Loan .........................................    4.97 to 5.38          07/08/11              5,006,723
                                                                                                          --------------
         UTILITIES 3.2%
   2,266 Bicent Power, LLC,
            Term Loan .........................................         4.70             06/30/14              2,127,133
  12,953 First Light Power
            Resources, Inc., Term
            Loan ..............................................    5.04 to 7.13    11/01/13 to 05/01/14       11,304,596
   2,097 InfrastruX Group, Inc.,
            Term Loan (c) .....................................         7.36             11/03/12              1,898,033
   2,800 Longview Power, LLC,
            Term Loan .........................................    4.94 to 5.56          02/28/14              2,385,832
     170 Mirant North America,
            LLC, Revolving Credit
            Agreement .........................................         5.00             01/03/12                158,256
  10,472 NRG Energy, Inc., Term
            Loan ..............................................         4.20             02/01/13             10,070,470
   2,175 NSG Holdings, LLC,
            Term Loan .........................................         4.35             06/15/14              2,033,721

   4,200 Primary Energy
            Operating, LLC, Term
            Loan ..............................................         6.85             08/24/09              3,885,000
   9,239 Texas Competitive
            Electric Holdings Co.,
            LLC, Term Loan ....................................    6.48 to 6.60          10/10/14              8,615,352
   8,597 TPF Generation
            Holdings, LLC, Term
            Loan ..............................................    4.70 to 6.95    12/15/13 to 12/15/14        8,000,624
   4,962 USPF Holdings, LLC,
            Term Loan .........................................    4.47 to 4.48          04/11/14              4,515,875
                                                                                                          --------------
                                                                                                              54,994,892
                                                                                                          --------------
         TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS 125.8% ...                                            2,155,852,706
                                                                                                          --------------
NOTES 0.6%
Builders FirstSource, Inc. ($6,300,000 par, 7.32% coupon,
   maturing 02/15/12) (g) .....................................                                                4,725,000
Compression Polymers Corp. ($2,300,000 par, 11.47% coupon,
   maturing 07/01/12) (g) .....................................                                                1,880,250
Qwest Corp. ($3,500,000 par, 6.58% coupon, maturing 06/15/13)
   (g) ........................................................                                                3,368,750
Verso Paper Holdings, LLC ($1,500,000 par, 6.99% coupon,
   maturing 08/01/14) (g)(h) ..................................                                                1,410,000
                                                                                                          --------------
TOTAL NOTES 0.6% ..............................................                                               11,384,000
                                                                                                          --------------
EQUITIES 0.0%
Aladdin Gaming Holdings, LLC (8.63% ownership interest,
   Acquisition date 09/03/04, Cost $240,062)  (i) .............                                                   53,798
DecorateToday.com (198,600 common shares, Acquisition date
   12/31/98, Cost $3,505,909) (i)(j)(k) .......................                                                        0
Environmantal Systems Products Holdings, Inc. (6,195 common
   shares, Acquisition date 06/22/04, Cost $0) (i)(k) .........                                                        0
Environmental Systems Products Holdings, Inc. (6,195 preferred
   Shares, Acquisition date 06/22/04, Cost $25) (i)(k) ........                                                  154,875
Gentek, Inc. (Canada) (Warrants for 1,597 common shares,
   Acquisition date 10/17/06, Expiration date
   10/31/10, Cost $0 ) (i)(k) .................................                                                   54,841
Gentek, Inc. (Canada) (1,040 common shares, Acquisition 09/19/06,
   Cost $0) (i)(k) ............................................                                                   32,302
IDT Corp. (22,898 common shares) (i) ..........................                                                   87,699
RailWorks Corp. (Warrants for 1,037 common shares, Acquisition date 07/28/05, Expiration date 06/14/11, Cost $2,557,518)
   (i) (k) ....................................................                                                        0
Rotech Medical Corp. (94,289 common shares, Acquisition date
   06/12/02, Cost $377,156) (i)(k) ............................                                                        0

Safelite Realty (48,903 common shares, Acquisition date
   10/20/00, Cost $0) (i)(j)(k) ...............................                                                        0
                                                                                                          --------------
TOTAL EQUITIES 0.0% ...........................................                                                  383,515
                                                                                                          --------------
TOTAL LONG-TERM INVESTMENTS 126.4%
   (Cost $2,493,209,508) ......................................                                            2,167,620,221
                                                                                                          --------------
SHORT-TERM INVESTMENTS 1.1%
REPURCHASE AGREEMENTS 0.9%
State Street Bank & Trust Co. ($15,800,000 par collateralized by
   U.S. Government obligations in a pooled cash account,
   interest rate of 1.65%, dated 04/30/08, to be sold on
   05/01/08 at $15,800,724) (a) ...............................                                               15,800,000
TIME DEPOSIT 0.2%
State Street Bank & Trust Corp. ($2,574,865 par, 1.00% coupon,
   dated 4/30/08, to be sold on 05/01/08 at  $2,574,937) (a) ..                                                2,574,865
                                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS 1.1%
   (Cost $18,374,865) .........................................                                               18,374,865
                                                                                                          --------------
TOTAL INVESTMENTS 127.5%
   (Cost $2,511,584,373) ......................................                                            2,185,995,086
BORROWINGS (24.1%) ............................................                                             (413,000,000)
LIABILITIES IN EXCESS OF OTHER ASSETS (3.4%) ..................                                              (59,068,315)
                                                                                                          --------------
NET ASSETS 100.0% .............................................                                           $1,713,926,771
                                                                                                          --------------

Percentages are calculated as a percentage of net assets.

(a) All or a portion of this security is designated in connection with unfunded loan commitments.

(b)  This borrower has filed for protection in federal bankruptcy court.

(c)  Payment-in-kind security.

(d)  This Senior Loan interest is non-income producing.

(e) The borrower is in the process of restructuring or amending the terms of this loan.

(f)  This borrower is currently in liquidation.

(g) Variable rate security. Interest rate shown is that in effect at April 30, 2008.

(h) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i) Non-income producing security as the stock or warrant currently does not declare income dividends.

(j)  Affiliated company.

(k) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents
     0.01% of the net assets of the Fund.

* Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

** Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank
     Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major
     United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or
     Borrower prior to the disposition of a Senior Loan.

RATINGS ALLOCATION AS OF 4/30/08

BBB/Baa      0.4%
BB/Ba       41.8
B/B         31.2
CCC/Caa      6.7
C/C          0.1
Non-Rated   19.8

RATINGS ALLOCATIONS ARE AS A PERCENTAGE OF LONG TERM DEBT OBLIGATIONS. RATINGS ALLOCATIONS BASED UPON RATINGS AS ISSUED BY STANDARD AND POOR'S AND MOODY'S, RESPECTIVELY. BANK LOANS RATED BELOW BBB BY STANDARD AND POOR'S OR BAA BY MOODY'S ARE CONSIDERED TO BE BELOW INVESTMENT GRADE.

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2008:
CREDIT DEFAULT SWAPS

                                                       PAY/
                                                      RECEIVE                NOTIONAL
                    REFERENCE ENTITY/     BUY/SELL     FIXED    EXPIRATION    AMOUNT     UPFRONT
COUNTERPARTY              INDEX          PROTECTION     RATE       DATE        (000)    PAYMENTS      VALUE
------------      --------------------   ----------   -------   ----------   --------   --------   -----------
Goldman Sachs     Boston
   Capital           Generating,
   Markets, LP       LLC                    Sell       2.00%     06/20/09     $3,000       $0      $     6,936
Goldman Sachs        Texas Competitive
   Capital           Electric Holdings
   Markets, LP       Co., LLC               Sell       2.85      06/20/10      5,000        0           74,797
Goldman Sachs     K. Hovnanian
   Credit            Enterprises,
   Partners, LP      Inc.                   Sell       2.15      06/20/09      1,500        0         (201,303)
Goldman Sachs     K. Hovnanian
   Credit            Enterprises,
   Partners, LP      Inc.                   Sell       3.75      06/20/12      1,500        0         (332,927)
Goldman Sachs
   Credit         Standard Pacific
   Partners, LP   Corp.                     Sell       3.40      03/20/14      2,500        0         (628,443)
Goldman Sachs
   Credit         Standard Pacific
   Partners, LP   Corp.                     Sell       3.70      06/20/14      2,500        0         (608,012)
                                                                                          ---      -----------
TOTAL CREDIT DEFAULT SWAPS ..........................................................      $0      $(1,688,952)
                                                                                          ===      ===========

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Senior Loan Fund


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 19, 2008